February 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325
Post-Effective Amendment No. 53

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (the “Trust”) is Post-Effective Amendment No. 53 to the Trust’s currently effective Registration Statement on Form N-1A relating to First Investors Life Series Special Situations Fund; First Investors Life Series Government Fund; First Investors Life Series Investment Grade Fund; First Investors Life Series International Fund; First Investors Life Series Target Maturity 2015 Fund; First Investors Life Series Select Growth Fund; First Investors Life Series Fund for Income; First Investors Life Series Cash Management Fund; First Investors Life Series Growth & Income Fund; and First Investors Life Series Equity Income Fund (collectively, the “Funds”), each a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to incorporate name changes to three of the Funds, specifically, the Discovery Fund to Special Situations Fund, High Yield Fund to Fund for Income, and Value Fund to Equity Income Fund.

The Trust elects that this filing become effective 60 days after filing, pursuant to Rule 485(a)(1) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:           Mary Carty
Russell Shepherd
First Investors Management Company, Inc.